Groups of assets and liabilities held for sale (Details) - ARS ($)	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment	$ 0	$ 53,650,000,000
Intangible assets	0	2,047,000,000
Investments in associates	0	336,000,000
Deferred income tax assets	0	1,223,000,000
Trade and other receivables	0	2,777,000,000
Cash and cash equivalents	0	2,567,000,000
Total assets held-for-sale	0	62,600,000,000
Trade and other payables	0	14,909,000,000
Salaries and social security liabilities	0	581,000,000
Employee benefits	0	580,000,000
Deferred income tax liabilities	0	2,933,000,000
Borrowings	0	14,359,000,000
Total liabilities held-for-sale	0	33,362,000,000
Total net assets held-for-sale	$ 0	$ 29,238,000,000